Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2019	$(5,615)
2020	(2,090)
2021	-
2022	-
2023	(1,048)
2024	(579)
Total	$(9,332)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2018	June 30, 2019
Hires collected in advance	$4,475	$5,543
Deferred gain, net	3,557	3,259
Charter revenue resulting from varying charter rates	9,141	9,332
Total	$17,173	$18,134
Less current portion	(12,432)	(13,851)
Non-current portion	$4,741	$4,283